Cash	12 Months Ended
Dec. 31, 2022
Cash
Cash

24.   Cash

	December 31, 2022	December 31, 2021
Current accounts	86,759	142,787
Bank deposits	15	15
Total	86,774	142,802

Currency	December 31, 2022	December 31, 2021
United States Dollars	68,517	108,884
Euro	17,057	33,297
Russian Ruble	1,078	621
Armenian Dram	26	—
Kazakhstani tenge	96	—
Total	86,774	142,802

Impairment on cash and cash equivalents has been measured on a 12-month expected loss basis and reflects the short maturities of the exposures. The Group considers that its cash and cash equivalents have low credit risk based on the external credit ratings of the counterparties. Therefore, no impairment allowance was recognized as at December 31, 2022 and 2021.